SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund
December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.68%
Argentina — 0.94%
11,900	MercadoLibre, Inc.*	$19,935,118

Brazil — 4.64%
2,533,900	B3 SA - Brasil Bolsa Balcao	30,235,864
7,440,760	Banco Bradesco SA	34,666,819
7,034,430	Raia Drogasil SA	33,911,310

		98,813,993

Chile — 4.99%
4,372,057	Antofagasta Plc	85,776,092
5,525,380	SACI Falabella	20,452,849

		106,228,941

China — 20.64%
419,400	Alibaba Group Holding Ltd., ADR*	97,606,962
7,617,354	China Resources Land Ltd.	31,390,279
5,098,000	Fuyao Glass Industry Group Co. Ltd., Series H(a)	28,060,891
757,422	Midea Group Co. Ltd., Class A	11,407,084
6,775,307	Ping An Insurance Group Co. of China Ltd., Series H	82,452,892
1,734,477	Sunny Optical Technology Group Co. Ltd.	37,895,702
1,341,785	Tencent Holdings Ltd.	96,546,527
943,600	Yum China Holdings, Inc.	53,870,124

		439,230,461

Hong Kong — 4.75%
5,379,390	AIA Group Ltd.	65,553,905
649,024	Hong Kong Exchanges & Clearing Ltd.	35,600,088

		101,153,993

India — 15.67%
788,624	Dr Reddy’s Laboratories Ltd.	56,148,033
102,580	Dr. Reddy’s Laboratories Ltd., ADR	7,312,928
2,129,235	HDFC Bank Ltd.*	41,938,449
505,190	Hero MotoCorp Ltd.	21,529,321
2,196,780	Housing Development Finance Corp. Ltd.	76,966,279
4,465,531	Mahindra & Mahindra Ltd.	44,160,560
2,173,094	Tata Consultancy Services Ltd.	85,326,825

		333,382,395

Indonesia — 2.59%
11,013,268	Bank Central Asia Tbk PT	26,547,811
270,332,024	Kalbe Farma Tbk PT	28,481,154

		55,028,965

Korea — 10.67%
90,183	Amorepacific Corp.	17,124,051
1,492,311	Hanon Systems	22,342,023

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

59,172	NCSoft Corp.	$50,802,195
155,733	Samsung Fire & Marine Insurance Co. Ltd.	26,902,508
1,153,350	Shinhan Financial Group Co. Ltd.*	34,223,438
693,175	SK Hynix, Inc.*	75,714,470

		227,108,685

Mexico — 2.09%
587,000	Fomento Economico Mexicano SAB de CV, ADR	44,476,990

Peru — 1.81%
234,360	Credicorp Ltd.	38,439,727

Philippines — 2.45%
2,388,295	SM Investments Corp.	52,197,610

South Africa — 7.72%
2,244,990	Clicks Group Ltd.	38,556,890
2,946,361	Discovery Ltd.	30,802,027
463,889	Naspers Ltd., N Shares	94,992,731

		164,351,648

Taiwan — 14.51%
213,071	Advantech Co. Ltd.	2,659,848
17,443,644	E.Sun Financial Holding Co. Ltd.	15,876,846
217,399	Largan Precision Co. Ltd.	24,775,246
2,375,028	MediaTek, Inc.	63,335,538
5,698,610	Standard Foods Corp.	12,438,837
7,864,854	Taiwan Semiconductor Manufacturing Co. Ltd.	148,783,161
16,979,468	Uni-President Enterprises Corp.	40,838,617

		308,708,093

Thailand — 0.72%
4,035,900	Kasikornbank Public Co. Ltd., NVDR	15,217,723

Turkey — 1.20%
25,683,284	Enka Insaat ve Sanayi AS	25,494,033

United Kingdom — 4.29%
1,119,497	Mondi Plc	26,264,080
1,084,848	Unilever Plc	65,062,321

		91,326,401

Total Common Stocks		2,121,094,776

(Cost $1,703,266,734)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Investment Company — 0.45%
9,510,139	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	$9,510,139

Total Investment Company		9,510,139

(Cost $9,510,139)

Total Investments		$2,130,604,915
(Cost $1,712,776,873) — 100.13%

Liabilities in excess of other assets — (0.13)%		(2,839,810)

NET ASSETS — 100.00%		$2,127,765,105

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.10%
Information Technology	20.61%
Consumer Discretionary	19.47%
Consumer Staples	11.86%
Communication Services	6.92%
Materials	5.27%
Health Care	4.32%
Industrials	3.65%
Real Estate	1.48%
Other	0.32%
100.00%

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